Warrants - Rollforward (Details) - $ / shares		12 Months Ended
	Dec. 29, 2023	Apr. 28, 2024
Class Of Warrant Or Right, Outstanding, Rollforward [Roll Forward]
Warrants outstanding, beginning (in shares)	354,436	483,649
Granted (in shares)		28,864,100
Expired (in shares)		0
Exercised (in shares)		(160,149)
Converted in connection with the reverse recapitalization (in shares)		(390,100)
Warrants outstanding, ending (in shares)		28,797,500
Class Of Warrant Or Right, Weighted-Average Exercise Price, Rollforward [Roll Forward]
Warrants, Weighted-Average Exercise Price, beginning (in dollars per share)		$ 1.31
Granted (in dollars per share)		9.56
Expired (in dollars per share)		0
Exercised (in dollars per share)		0.01
Converted in connection with the reverse recapitalization (in dollars per share)		1.71
Warrants, Weighted-Average Exercise Price, ending (in dollars per share)		$ 9.58